UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4410

                           Oppenheimer Discovery Fund
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--96.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.0%
--------------------------------------------------------------------------------
DISTRIBUTORS--1.2%
LKQ Corp. 1                                           443,788   $     9,328,424
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--3.4%
American Public Education, Inc. 1                     106,099         4,432,816
--------------------------------------------------------------------------------
Capella Education Co. 1                                80,400         5,262,984
--------------------------------------------------------------------------------
New Oriental Education & Technology Group, Inc.,
Sponsored
ADR 1                                                 124,800        10,057,632
--------------------------------------------------------------------------------
Strayer Education, Inc.                                35,100         5,987,358
                                                                ----------------
                                                                     25,740,790
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.9%
Bally Technologies, Inc. 1                            196,656         9,777,736
--------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. A 1                  62,300         9,162,461
--------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                             102,900         5,112,072
--------------------------------------------------------------------------------
Orient-Express Hotel Ltd.                              70,840         4,074,717
--------------------------------------------------------------------------------
WMS Industries, Inc. 1                                240,200         8,800,928
                                                                ----------------
                                                                     36,927,914
--------------------------------------------------------------------------------
MEDIA--0.9%
VisionChina Media, Inc., ADR 1                        838,300         7,125,550
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Crocs, Inc. 1                                         117,256         4,316,193
CONSUMER STAPLES--3.1%
--------------------------------------------------------------------------------
BEVERAGES--1.5%
Central European Distribution Corp. 1                 199,809        11,604,907
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.6%
Chattem, Inc. 1                                       155,000        11,708,700
ENERGY--8.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.4%
Core Laboratories NV 1                                 75,300         9,391,416
--------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc.1                     146,900         6,603,155
--------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1                             75,500         4,088,325
--------------------------------------------------------------------------------
Oceaneering International, Inc. 1                     141,700         9,543,495
--------------------------------------------------------------------------------
Willbros Group, Inc. 1                                106,053         4,060,769
                                                                ----------------
                                                                     33,687,160
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.3%
Arena Resources, Inc. 1                               288,600        12,037,506
--------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A                            139,300         6,191,885
--------------------------------------------------------------------------------
Carrizo Oil & Gas, Inc. 1                             175,600         9,614,100
--------------------------------------------------------------------------------
Gulfport Energy Corp. 1                               259,957         4,746,815
                                                                ----------------
                                                                     32,590,306
FINANCIALS--3.6%
CAPITAL MARKETS--2.4%
--------------------------------------------------------------------------------
Cohen & Steers, Inc.                                  165,200         4,951,044
--------------------------------------------------------------------------------
GFI Group, Inc. 1                                      99,753         9,548,357
--------------------------------------------------------------------------------


                         1 | OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       SHARES             VALUE
--------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
Waddell  & Reed Financial, Inc.                       112,000   $     4,042,080
                                                                ----------------
                                                                     18,541,481
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.1%
MSCI, Inc., Cl. A 1                                    15,530           596,352
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.7%
Digital Realty Trust, Inc.                            133,600         5,126,232
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
Xinyuan Real Estate Co. Ltd., ADR 1                   188,600         2,683,778
HEALTH CARE--21.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.8%
Alexion Pharmaceuticals, Inc. 1                       109,300         8,200,779
--------------------------------------------------------------------------------
BioMarin Pharmaceutical, Inc. 1                       272,500         9,646,500
--------------------------------------------------------------------------------
Cepheid, Inc. 1                                       227,900         6,005,165
--------------------------------------------------------------------------------
Genomic Health, Inc. 1                                229,400         5,193,616
--------------------------------------------------------------------------------
VaxGen, Inc. 1,2                                       75,470            41,509
                                                                ----------------
                                                                     29,087,569
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--6.4%
IDEXX Laboratories, Inc. 1                            204,100        11,966,383
--------------------------------------------------------------------------------
Immucor, Inc. 1                                       257,200         8,742,228
--------------------------------------------------------------------------------
Inverness Medical Innovations, Inc. 1                 108,100         6,073,058
--------------------------------------------------------------------------------
Meridian Bioscience, Inc.                             152,900         4,599,232
--------------------------------------------------------------------------------
NuVasive, Inc. 1                                      262,500        10,374,000
--------------------------------------------------------------------------------
Wright Medical Group, Inc. 1                          223,800         6,528,246
                                                                ----------------
                                                                     48,283,147
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.3%
athenahealth, Inc. 1                                   92,600         3,333,600
--------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1                    252,000         8,235,360
--------------------------------------------------------------------------------
Genoptix, Inc. 1                                      131,000         4,021,700
--------------------------------------------------------------------------------
HMS Holdings Corp. 1                                  295,001         9,796,983
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                       117,622         8,015,939
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                    143,518         6,347,801
                                                                ----------------
                                                                     39,751,383
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--1.0%
Omnicell, Inc. 1                                      277,166         7,464,080
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--4.6%
AMAG Pharmaceuticals, Inc. 1                          103,200         6,205,416
--------------------------------------------------------------------------------
Covance, Inc. 1                                        73,100         6,331,922
--------------------------------------------------------------------------------
ICON plc, Sponsored ADR 1                             185,400        11,468,844
--------------------------------------------------------------------------------
Illumina, Inc. 1                                      187,200        11,093,472
                                                                ----------------
                                                                     35,099,654
INDUSTRIALS--19.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.5%
BE Aerospace, Inc. 1                                  153,700         8,130,730
--------------------------------------------------------------------------------
HEICO Corp.                                            99,600         5,426,208
--------------------------------------------------------------------------------


                         2 | OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
TransDigm Group, Inc. 1                               110,800   $     5,004,836
                                                                ----------------
                                                                     18,561,774
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--8.2%
Corrections Corp. of America 1                        286,100         8,442,811
--------------------------------------------------------------------------------
FTI Consulting, Inc. 1                                218,200        13,449,848
--------------------------------------------------------------------------------
Fuel-Tech, Inc. NV 1                                  232,028         5,255,434
--------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                               311,400         8,719,200
--------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                    101,800         6,165,008
--------------------------------------------------------------------------------
Ritchie Bros. Auctioneers, Inc.                       117,800         9,742,060
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                    174,500        10,365,300
                                                                ----------------
                                                                     62,139,661
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.0%
Aecom Technology Corp. 1                              222,700         6,362,539
--------------------------------------------------------------------------------
Quanta Services, Inc. 1                               345,000         9,052,800
                                                                ----------------
                                                                     15,415,339
--------------------------------------------------------------------------------
MACHINERY--5.8%
Bucyrus International, Inc., Cl. A                    113,750        11,305,613
--------------------------------------------------------------------------------
Chart Industries, Inc. 1                              201,900         6,238,710
--------------------------------------------------------------------------------
Kaydon Corp.                                          129,200         7,046,568
--------------------------------------------------------------------------------
Middleby Corp. (The) 1                                125,700         9,631,134
--------------------------------------------------------------------------------
RBC Bearings, Inc. 1                                  212,200         9,222,212
                                                                ----------------
                                                                     43,444,237
--------------------------------------------------------------------------------
MARINE--0.6%
Genco Shipping & Trading Ltd.                          87,139         4,771,732
INFORMATION TECHNOLOGY--26.4%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.7%
Foundry Networks, Inc. 1                              334,400         5,858,688
--------------------------------------------------------------------------------
Neutral Tandem, Inc. 1                                131,000         2,491,620
--------------------------------------------------------------------------------
Starent Networks Corp. 1                              234,700         4,283,275
                                                                ----------------
                                                                     12,633,583
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.3%
3PAR, Inc. 1                                          174,100         2,228,480
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
FLIR Systems, Inc. 1                                  343,500        10,751,550
--------------------------------------------------------------------------------
Itron, Inc. 1                                          50,600         4,856,082
                                                                ----------------
                                                                     15,607,632
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--7.5%
Ariba, Inc. 1                                         523,100         5,832,565
--------------------------------------------------------------------------------
Bankrate, Inc. 1                                       92,800         4,462,752
--------------------------------------------------------------------------------
comScore, Inc. 1                                      117,518         3,834,612
--------------------------------------------------------------------------------
DealerTrack Holdings, Inc. 1                          168,000         5,622,960
--------------------------------------------------------------------------------
Equinix, Inc. 1                                       118,100        11,936,367
--------------------------------------------------------------------------------
Knot, Inc. (The) 1                                    119,191         1,899,905
--------------------------------------------------------------------------------
Omniture, Inc. 1                                      213,700         7,114,073
--------------------------------------------------------------------------------


                         3 | OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
--------------------------------------------------------------------------------
SINA Corp. 1                                          170,300   $     7,545,993
--------------------------------------------------------------------------------
VistaPrint Ltd. 1                                     200,800         8,604,280
                                                                ----------------
                                                                     56,853,507
--------------------------------------------------------------------------------
IT SERVICES--1.9%
Heartland Payment Systems, Inc.                       190,400         5,102,720
--------------------------------------------------------------------------------
Syntel, Inc.                                          164,300         6,328,836
--------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                             134,199         3,120,127
                                                                ----------------
                                                                     14,551,683
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.8%
Atheros Communications, Inc. 1                        253,900         7,754,106
--------------------------------------------------------------------------------
Cavium Networks, Inc. 1                               313,000         7,205,260
--------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1                         259,300         8,349,460
--------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                          135,300         5,628,480
                                                                ----------------
                                                                     28,937,306
--------------------------------------------------------------------------------
SOFTWARE--9.1%
Advent Software, Inc. 1                               148,735         8,046,564
--------------------------------------------------------------------------------
Ansys, Inc. 1                                         207,296         8,594,492
--------------------------------------------------------------------------------
Concur Technologies, Inc. 1                           201,100         7,281,831
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                         95,300         5,308,210
--------------------------------------------------------------------------------
Magma Design Automation, Inc. 1                       539,273         6,584,523
--------------------------------------------------------------------------------
Nuance Communications, Inc. 1                         499,500         9,330,660
--------------------------------------------------------------------------------
Synchronoss Technologies, Inc. 1                      257,726         9,133,809
--------------------------------------------------------------------------------
Taleo Corp., Cl. A 1                                  294,200         8,761,276
--------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1                 193,900         6,102,033
                                                                ----------------
                                                                     69,143,398
MATERIALS--1.6%
--------------------------------------------------------------------------------
CHEMICALS--0.3%
Flotek Industries, Inc. 1                              61,600         2,220,064
--------------------------------------------------------------------------------
METALS & MINING--1.3%
Century Aluminum Co. 1                                 74,900         4,040,106
--------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                       84,200         5,820,747
                                                                ----------------
                                                                      9,860,853
TELECOMMUNICATION SERVICES--2.1%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
Cbeyond, Inc. 1                                       164,700         6,421,653
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
SBA Communications Corp. 1                            285,700         9,668,088
                                                                ----------------
Total Common Stocks (Cost $553,768,897)                             732,122,610

--------------------------------------------------------------------------------
INVESTMENT COMPANIES--3.3%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.03% 3,4 (Cost $24,597,706)                24,597,706        24,597,706


                         4 | OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $578,366,603)         100.0%      756,720,316
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                     0.0            (8,236)

                                                        ------------------------
NET ASSETS                                              100.0%    $ 756,712,080
                                                        ========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2007 was $41,509, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                         ACQUISITION                                 UNREALIZED
SECURITY                        DATE          COST        VALUE    DEPRECIATION
--------------------------------------------------------------------------------
VaxGen, Inc.                11/19/04    $  999,978    $  41,509    $    958,469

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES         GROSS         GROSS              SHARES
                                                     SEPTEMBER 30, 2007     ADDITIONS    REDUCTIONS   DECEMBER 31, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           16,451,826   109,905,816   101,759,936          24,597,706

                                                                        DIVIDEND
                                                            VALUE         INCOME
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E   $ 24,597,706   $    347,558

4. Rate shown is the 7-day yield as of December 31, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.


                         5 | OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $     578,366,603
                                              ==================

Gross unrealized appreciation                 $     189,955,523
Gross unrealized depreciation                       (11,601,810)
                                              ------------------
Net unrealized appreciation                   $     178,353,713
                                              ==================


                         6 | OPPENHEIMER DISCOVERY FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008